Investment in Associate (Details Narrative) - USD ($)			12 Months Ended
	Jan. 31, 2019	Dec. 31, 2018	Mar. 20, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 20, 2018
Number of share issued. value		$ 360,000		$ 360,000	$ 16,080,000
Dragon Jade Medical Company Limited [Member ]
Number of share acquired			3,000
Ownership percentage							30.00%
Purchase price							$ 300
Total consideration			$ 900,000
Number of share issued. value	$ 900,000
Number of share issued. shares	3,000